Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period

Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 31, 2018, March 25, 2017, and March 26, 2016:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017	March 25, 2016
	(In thousands, except per share data)

Basic income per common share computation:
Numerator:
Net income	$11,699	$4,928	$5,438
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961

Income per common share	$0.65	$0.27	$0.30

Diluted income per common share computation:
Numerator:
Net income	$11,699	$4,928	$5,438
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961
Dilutive effect of stock options and warrants	432	457	-

Weighted-average common shares outstanding – diluted	18,393	18,418	17,961
Diluted income per common share	$0.64	$0.27	$0.30

The following table sets forth the computation of basic and diluted earnings from continuing operations per common share for the years ended March 31, 2018, March 25, 2017, and March 26, 2016:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017	March 25, 2016
	(In thousands, except per share data)

Basic income from continuing operations per common share computation:
Numerator:
Net (loss) income from continuing operations	$(16,778)	$(7,056)	$225
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961

Income (loss) per common share	$(0.93)	$(0.39)	$0.01

Diluted income per common share computation:
Numerator:
Net income	$(16,778)	$(7,056)	$225
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961
Dilutive effect of stock options and warrants	432	457	-

Weighted-average common shares outstanding – diluted	18,393	18,418	17,961

Diluted income (loss) per common share	$(0.91)	$(0.38)	$0.01